Note 23 Variation in liabilities under Insurance and Reinsurance Contracts analyzed by liabilities for the remaining coverage and liabilities for incurred claims (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities restated					€ 9,972
Insurance contracts issued that are liabilities	€ 10,131	[1]	€ 10,865
Insurance service result	(1,289)		(1,186)
Insurance revenue	(2,897)		(2,575)
Insurance expense	1,607		1,390
Financial income (expense) from insurance contracts	564		(692)
Exchange rate differences from insurance contracts	1,067		1,099
Cash flows from insurance and reinsurance contracts	1,637		938
Insurance contracts issued that are liabilities	12,110		10,131	[1]
Amounts related to changes in liability for remaining coverage [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(1,005)		(1,074)
Recovery of Insurance acquisitions cash flows [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(23)		(4)
Other insurance revenue [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(1,869)		(1,497)
Incurred claims and other expenses [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	1,509		1,112
Amortization of Insurance acquisition cash flow [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	70		116
Changes to liability for incurred claims [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	23		148
Impairment (reversal) from loss component [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	5		13
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities restated					7,657
Insurance contracts issued that are liabilities	7,871
Insurance service result	(2,817)		(2,201)
Insurance revenue	(2,887)		(2,329)
Insurance expense	70		128
Financial income (expense) from insurance contracts	495		(749)
Exchange rate differences from insurance contracts	795		820
Cash flows from insurance and reinsurance contracts	2,692		2,345
Insurance contracts issued that are liabilities	9,036		7,871
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Amounts related to changes in liability for remaining coverage [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(995)		(828)
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Recovery of Insurance acquisitions cash flows [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(23)		(4)
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Other insurance revenue [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(1,869)		(1,497)
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Incurred claims and other expenses [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Amortization of Insurance acquisition cash flow [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	70		116
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Changes to liability for incurred claims [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage excluding loss component [Member] | Impairment (reversal) from loss component [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		12
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities restated					1,218
Insurance contracts issued that are liabilities	1,286
Insurance service result	(5)		(244)
Insurance revenue	(10)		(246)
Insurance expense	5		2
Financial income (expense) from insurance contracts	68		55
Exchange rate differences from insurance contracts	212		228
Cash flows from insurance and reinsurance contracts	302		30
Insurance contracts issued that are liabilities	1,864		1,286
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Amounts related to changes in liability for remaining coverage [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	(10)		(246)
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Recovery of Insurance acquisitions cash flows [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Other insurance revenue [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Incurred claims and other expenses [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Amortization of Insurance acquisition cash flow [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Changes to liability for incurred claims [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		0
Liabilities for remaining coverage [Member] | Liabilities for remaining coverage with loss component [Member] | Impairment (reversal) from loss component [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	5		2
Liabilities for incurred claims [member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities restated					€ 1,097
Insurance contracts issued that are liabilities	974
Insurance service result	1,532		1,260
Insurance revenue	0		0
Insurance expense	1,532		1,260
Financial income (expense) from insurance contracts	1		2
Exchange rate differences from insurance contracts	59		51
Cash flows from insurance and reinsurance contracts	(1,357)		(1,437)
Insurance contracts issued that are liabilities	1,210		974
Liabilities for incurred claims [member] | Amounts related to changes in liability for remaining coverage [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	0		0
Liabilities for incurred claims [member] | Recovery of Insurance acquisitions cash flows [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	0		0
Liabilities for incurred claims [member] | Other insurance revenue [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance revenue	0		0
Liabilities for incurred claims [member] | Incurred claims and other expenses [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	1,509		1,112
Liabilities for incurred claims [member] | Amortization of Insurance acquisition cash flow [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	0		0
Liabilities for incurred claims [member] | Changes to liability for incurred claims [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	23		148
Liabilities for incurred claims [member] | Impairment (reversal) from loss component [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance expense	€ 0		€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).